Income Tax Expense (Details) $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)
Income Tax Expense [Line Items]
Applicable tax rate (in Dollars)		$ 2
Profits tax rate	16.50%	16.50%
Assessable profits (in Dollars)		$ 2
Applicable tax rate	16.50%	16.50%
Unrecognized tax losses (in Dollars)	$ 54,401,000		$ 19,140,000
Hong Kong (HK) [Member]
Income Tax Expense [Line Items]
Profits tax rate	8.25%	8.25%